License agreements	9 Months Ended	12 Months Ended
	Sep. 30, 2011	Dec. 31, 2010
License agreements [Abstract]
License agreements
4. License agreements
     In August 1999, the Company entered into an exclusive license agreement for the commercial development, use and sale of products or services covered by certain patent rights owned by Arizona State University. From the inception of the agreement through September 30, 2011, the Company has paid a total of $2,500,000 in connection with this license. The Company capitalized the net present value of the total amount paid under the initial terms of the license, or $1,500,000, and is amortizing this amount over the patent life or 15.5 years.
     The Company expects to record amortization expense related to this license agreement of approximately $8,100 per month through November 2014. The net book value at September 30, 2011 and December 31, 2010, was approximately $313,000 and $386,000, respectively. The Company performs an impairment analysis of its long-lived assets if triggering events occur. The Company conducts reviews for such triggering events periodically and, even though triggering events such as a going concern opinion and continuing losses have occurred, the Company has determined that there is no impairment to this asset. The license agreement provides for additional payments from the Company upon the initiation of certain clinical trials or the completion of certain regulatory approvals, which payments could be accelerated upon the achievement of certain financial milestones as defined in the agreement. To date, no clinical trials triggering payments under the agreement have been completed and no regulatory approvals have been obtained. The Company expenses these payments to research and development in the period the obligation becomes both probable and estimable.

3. License agreements
     In August 1999, the Company entered into an exclusive license agreement for the commercial development, use and sale of products or services covered by certain patent rights owned by Arizona State University. From the inception of the agreement through December 31, 2010, the Company has paid a total of $2,500,000 in connection with this license. The Company capitalized the net present value of the total amount paid under the initial terms of the license, or $1,500,000, and is amortizing this amount over the patent life or 15.5 years.
     The Company expects to record amortization expense related to this license agreement of approximately $8,100 per month through November 2014. The net book value at December 31, 2010 and 2009, was $386,000 and 484,000 respectively.